Business Combinations and Disposals (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations And Disposals [Abstract]
Schedule of assets and liabilities were divested/written off
The following assets and liabilities were divested/written off in this transaction:

Assets Divested
Inventory	$1,901
Intangible assets, net	13,296
Property, and equipment, net	452
Goodwill	3,764

Total assets divested	$19,413